General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Consulting fees	$ 286	$ 373	$ 343
Professional fees	182	142	129
Management fees	745	733	715
Investor relations	32	187	239
Filing fees	94	79	106
Salaries and benefits	586	474	439
General office expenses	220	352	404
Total	$ 2,145	$ 2,340	$ 2,375